Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative expenses	868,433	853,177	1,733,946	1,723,533	3,700,477	3,134,285
Research and development expenses	386,285	402,495	800,288	802,230	1,760,037	1,477,479
Total operating expenses	1,254,718	1,255,672	2,534,234	2,525,763	5,460,514	4,611,764
Operating loss	(1,254,718)	(1,255,672)	(2,534,234)	(2,525,763)	(5,460,514)	(4,611,764)
Other income (expense):
Interest expense	(66,823)	(50,556)	(210,569)	(78,320)	(377,805)	(111,059)
Fair value of derivative liabilities in excess of proceeds					0	(7,541,693)
Gain on exercise of warrants and conversion of debt	13,503	0	142,964	224,000	386,612	0
Loss on warrant derivative modification	0	(624,016)	0	(1,924,186)	(1,032,113)	0
Decrease to fair value of derivative	54,982	1,096,278	192,128	3,849,448	3,536,294	4,121,693
Total other income	1,662	421,706	124,523	2,070,942	2,512,988	(3,531,059)
Net Loss	$ (1,253,056)	$ (833,966)	$ (2,409,711)	$ (454,821)	$ (2,947,526)	$ (8,142,823)
Earnings per share - basic and diluted
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.12)
Weighted common shares - basic and diluted	109,524,010	76,076,487	109,069,824	74,716,734	81,394,873	67,492,823